Derivative Instruments - Interest Rate Swap/Caps (Details) - Interest Rate Swap $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.54%
Weighted Average Remaining Term	3 years 7 months 6 days
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount (in millions)	$ 1,866.3